Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in associated companies
As at June 30, 2020 and December 31, 2019, the carrying values of our investments in associated companies were as follows.

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Seadrill Partners direct ownership interest	—	122
Seabras Sapura	103	98
Seabras Sapura Holding GmbH- Shareholder loans held as equity	121	123
SeaMex	9	22
Sonadrill	24	24
Gulfdrill	—	—
Total investment in associated companies	257	389